SHARE BASED COMPENSATION, SARs granted to Eligible Persons (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share Options [Member]
Share-based Compensation [Abstract]
Compensation expense	$ 180,144	$ 72,754	$ 42,883
Cash received for the exercise in the respective years	61,949	20,867	4,574
Share Options [Member] | Cost of Revenue [Member]
Share-based Compensation [Abstract]
Compensation expense	130	244	1,292
Share Options [Member] | Sales and Marketing Expenses [Member]
Share-based Compensation [Abstract]
Compensation expense	69	156	795
Share Options [Member] | General and Administrative Expenses [Member]
Share-based Compensation [Abstract]
Compensation expense	179,544	71,787	39,654
Share Options [Member] | Research and Development Expenses [Member]
Share-based Compensation [Abstract]
Compensation expense	401	567	1,142
RSAs/RSUs [Member]
Share-based Compensation [Abstract]
Compensation expense	97,738	42,921	15,132
RSAs/RSUs [Member] | Cost of Revenue [Member]
Share-based Compensation [Abstract]
Compensation expense	4,385	1,714	2,018
RSAs/RSUs [Member] | Sales and Marketing Expenses [Member]
Share-based Compensation [Abstract]
Compensation expense	10,100	3,017	1,899
RSAs/RSUs [Member] | General and Administrative Expenses [Member]
Share-based Compensation [Abstract]
Compensation expense	37,433	26,761	7,670
RSAs/RSUs [Member] | Research and Development Expenses [Member]
Share-based Compensation [Abstract]
Compensation expense	45,820	11,429	3,545
SARs [Member]
Share-based Compensation [Abstract]
Compensation expense	12,364	1,394	106
SARs [Member] | Cost of Revenue [Member]
Share-based Compensation [Abstract]
Compensation expense	2,867	319	24
SARs [Member] | Sales and Marketing Expenses [Member]
Share-based Compensation [Abstract]
Compensation expense	5,462	749	52
SARs [Member] | General and Administrative Expenses [Member]
Share-based Compensation [Abstract]
Compensation expense	3,534	313	30
SARs [Member] | Research and Development Expenses [Member]
Share-based Compensation [Abstract]
Compensation expense	$ 501	$ 13	$ 0